Property and Equipment, Net	9 Months Ended
Aug. 31, 2011
Notes to Financial Statements
Property and Equipment, Net

NOTE 4- PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consist of:

	August 31,	November 30,
	2011	2010

Excavation equipment and accessories	$125,000	$—
Tractors and trailers	55,000	—
Automotive equipment	15,000	—
Other mining equipment	10,000	—
Computer, office equipment and furniture	26,052	—

Total	231,052	—

Accumulated depreciation	(22,161)	—

Net	$208,891	$—

Depreciation is provided using the straight line method over the estimated useful lives of the respective assets (5 years for excavation and mining equipment, tractors and trailers, and automotive equipment, 7 years for computer, office equipment, and furniture).